Fair Value Accounting (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Successor [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Goodwill and intangible asset impairment	$ 100,000	$ 3,200,000
Available-for-sale securities	4,500,000	4,900,000
Successor [Member] | Dollar Senior Notes [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long-term debt, fair value	795,000,000	798,800,000
Successor [Member] | Euro Senior Notes [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long-term debt, fair value	320,500,000	362,100,000
Successor [Member] | Dollar Term Loan Due 2020 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long-term debt, fair value	2,100,500,000	2,297,100,000
Successor [Member] | Euro Term Loan Due 2020 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long-term debt, fair value	478,000,000	552,500,000
Successor [Member] | In Process Research and Development [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Goodwill and intangible asset impairment	100,000	3,200,000
Predecessor [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, fair value disclosure, nonrecurring		$ 0